UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     10/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Floating Rate Income Opportunity Fund (JRO)
October 31, 2012

Principal
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 115.4% (78.8% of Total Investments) (4)
	Aerospace & Defense – 0.2% (0.1% of Total Investments)
$407	DAE Aviation Holdings, Inc., Term Loan B1	7.250%	7/31/14	B	$407,018
389	DAE Aviation Holdings, Inc., Term Loan B2	7.250%	7/31/14	B	388,544
796	Total Aerospace & Defense				795,562
	Airlines – 3.0% (2.1% of Total Investments)
8,000	Delta Air Lines Inc., Term Loan B1, WI/DD	TBD	TBD	Ba2	7,980,000
3,000	Delta Air Lines Inc., Term Loan B2, WI/DD	TBD	TBD	Ba2	2,987,499
1,053	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB-	1,044,949
12,053	Total Airlines				12,012,448
	Asset Backed Securities – 0.5% (0.3% of Total Investments)
2,000	Oak Hill Credit Partners IV Limited, Collatrealized Loan Obligation Series 2012-6A	5.317%	11/20/23	BB	1,847,172
	Auto Components – 3.0% (2.0% of Total Investments)
8,227	Federal-Mogul Corporation, Tranche B, Term Loan	2.148%	12/29/14	B1	7,756,319
4,198	Federal-Mogul Corporation, Tranche C, Term Loan	2.148%	12/28/15	B1	3,958,083
12,425	Total Auto Components				11,714,402
	Biotechnology – 2.9% (2.0% of Total Investments)
1,068	Alkermes, Inc., 2019 Term Loan	4.500%	9/25/19	BB	1,076,267
2,000	Explorer Holdings, Inc., Term Loan, First Lien	8.000%	5/02/18	B+	2,003,750
3,547	Grifols, Inc., Term Loan	4.500%	6/01/17	BB	3,589,800
4,937	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	4,893,969
11,552	Total Biotechnology				11,563,786
	Building Products – 1.0% (0.6% of Total Investments)
1,816	Goodman Global Holdings, Term Loan B	5.750%	10/28/16	B+	1,823,850
1,909	Goodman Global Inc., Second Lien, Term Loan	9.000%	10/28/17	B-	1,932,000
3,725	Total Building Products				3,755,850
	Capital Markets – 1.4% (1.0% of Total Investments)
1,700	American Capital Limited Senior Loan	5.500%	8/15/16	BB	1,712,750
290	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B+	283,509
663	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	647,087
2,888	Citco III Limited, Term Loan	5.500%	6/29/18	N/A	2,915,517
5,541	Total Capital Markets				5,558,863
	Chemicals – 0.9% (0.6% of Total Investments)
245	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B1	4.000%	5/05/15	Ba3	243,897
105	Hexion Specialty Chemicals, Inc., Tranche C, Term Loan B2	4.125%	5/05/15	Ba3	104,728
2,090	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	2,121,705
957	Styron S.a.r.l. Corporation,Term Loan	8.000%	8/02/17	B+	915,611
3,397	Total Chemicals				3,385,941
	Commercial Banks – 0.2% (0.2% of Total Investments)
988	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	BB-	980,711
	Commercial Services & Supplies – 1.9% (1.3% of Total Investments)
2,500	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	B	2,491,667
1,500	Brand Energy & Infrastructure Services, Inc., Term Loan B, Second Lien, WI/DD	TBD	TBD	CCC+	1,485,000
2,321	Ceridian Corporation, Extended Term Loan	5.964%	5/09/17	B1	2,316,342
995	Houghton Mifflin, Term Loan	7.250%	5/22/18	N/R	1,012,412
7,316	Total Commercial Services & Supplies				7,305,421
	Communications Equipment – 2.8% (1.9% of Total Investments)
7,292	Avaya, Inc., Term Loan	3.177%	10/27/14	B1	7,115,615
2,500	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B-	2,475,000
1,244	Genesys International Corporation, Term Loan B	6.750%	1/31/19	BB-	1,263,184
11,036	Total Communications Equipment				10,853,799
	Consumer Finance – 2.3% (1.6% of Total Investments)
1,000	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	N/R	965,000
2,000	Residential Capital Corp, Term Loan A1	5.000%	11/18/13	Ba1	2,008,750
1,000	Residential Capital Corp, Term Loan A2	6.750%	11/18/13	BB	1,013,750
3,484	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	3,508,576
1,750	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	1,728,125
9,234	Total Consumer Finance				9,224,201
	Containers & Packaging – 0.3% (0.2% of Total Investments)
1,001	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	1,008,359
	Distributors – 1.7% (1.2% of Total Investments)
6,484	HD Supply, Inc., Term Loan	7.250%	10/12/17	B+	6,690,420
	Diversified Consumer Services – 2.2% (1.5% of Total Investments)
3,136	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	3,182,680
1,900	Cengage Learning Acquisitions, Inc., Term Loan	2.470%	7/03/14	B	1,816,875
3,861	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	3,851,542
8,897	Total Diversified Consumer Services				8,851,097
	Diversified Financial Services – 2.0% (1.4% of Total Investments)
2,000	ADS Waste Holdings Inc., Term Loan B	5.250%	10/09/19	B1	2,021,042
1,746	Ferrara Candy Company, Term Loan B	7.509%	6/18/18	B	1,769,627
3,990	Sheridan Holdings, Inc., Term Loan, First Lien	6.000%	7/01/18	B+	4,027,406
7,736	Total Diversified Financial Services				7,818,075
	Diversified Telecommunication Services – 2.4% (1.7% of Total Investments)
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.712%	3/06/14	BB+	3,003,282
1,000	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.500%	4/02/18	B1	1,008,839
2,000	Intelsat, Unsecured Term Loan	2.711%	2/01/14	B	1,988,126
3,500	Level 3 Financing, Inc., Term Loan, Tranche B	5.250%	8/01/19	Ba2	3,543,204
9,500	Total Diversified Telecommunication Services				9,543,451
	Electric Utilities – 0.3% (0.2% of Total Investments)
2,022	TXU Corporation, 2014 Term Loan	3.749%	10/10/14	B2	1,366,166
	Electrical Equipment – 0.6% (0.4% of Total Investments)
2,500	Sensus Metering Systems, Inc., Term Loan, Second Lien	8.500%	5/09/18	B-	2,506,250
	Electronic Equipment & Instruments – 0.7% (0.5% of Total Investments)
3,465	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	2,806,650
	Energy Equipment & Services – 0.4% (0.3% of Total Investments)
1,500	Pinnacle Holdco S.A.R.L., Term Loan, First Lien	6.500%	7/24/19	B+	1,502,344
	Food & Staples Retailing – 2.2% (1.5% of Total Investments)
1,350	BJ Wholesale Club, Inc., Term Loan, First Lien	5.750%	9/26/19	B	1,366,172
500	BJ’s Wholesale Club Inc., Second Lien Term Loan	9.750%	3/26/20	CCC+	511,625
1,800	Wendy’s/Arby’s Restaurants, Inc., Term Loan B	4.750%	5/15/19	BB-	1,818,938
5,000	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	5,053,125
8,650	Total Food & Staples Retailing				8,749,860
	Food Products – 3.9% (2.6% of Total Investments)
3,000	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	3,028,749
900	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	913,875
11,470	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B-	11,327,065
15,370	Total Food Products				15,269,689
	Gas Utilities – 0.7% (0.4% of Total Investments)
2,560	EquiPower Resources Holdings LLC, Term Loan, First Lien	6.500%	12/19/18	BB+	2,589,053
	Health Care Equipment & Supplies – 2.6% (1.8% of Total Investments)
6,948	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	7,051,712
225	Fenwal, Inc., Delayed Term Loan	2.672%	2/28/14	B+	224,956
714	Fenwal, Inc., Term Loan	2.672%	2/28/14	B+	713,798
2,182	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	2,209,534
10,069	Total Health Care Equipment & Supplies				10,200,000
	Health Care Providers & Services – 8.3% (5.7% of Total Investments)
4,000	DaVita, Inc., New Term Loan B2, WI/DD	TBD	TBD	Ba2	4,016,668
1,500	Genesis Healthcare LLC, Term Loan, DD1	10.000%	10/02/18	B	1,447,500
2,993	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B1	2,956,719
7,750	Golden Living, Term Loan	5.000%	5/04/18	B+	7,483,141
997	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	1,007,737
2,217	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	2,190,544
1,397	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	1,410,465
98	LifeCare Holdings, Inc., Term Loan Add On	8.093%	2/01/16	N/R	92,149
542	LifeCare, Term Loan	8.093%	2/01/16	N/R	510,872
1,602	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	1,610,892
3,000	National Mentor Holdings, Inc., Term Loan B, WI/DD	TBD	TBD	B+	3,008,751
4,197	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	4,233,598
1,500	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,515,000
1,308	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	1,315,867
6	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	5,940
33,107	Total Health Care Providers & Services				32,805,843
	Health Care Technology – 1.8% (1.2% of Total Investments)
4,774	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	4,829,454
350	Fenwal, Inc., Term Loan, Second Lien	5.672%	8/28/14	B	349,689
1,750	U.S. Renal Care, Inc., Term Loan, Second Lien	10.250%	12/02/19	CCC+	1,795,938
6,874	Total Health Care Technology				6,975,081
	Hotels, Restaurants & Leisure – 2.9% (2.0% of Total Investments)
2,933	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	2,967,323
3,276	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.461%	1/28/18	B	2,950,725
1,439	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	1,452,090
2,985	Landry’s Restaraunts, Inc., Term Loan B	6.500%	4/24/18	B+	3,021,692
1,246	Shingle Springs Tribal Gaming Authority, Term Loan	10.500%	12/17/13	N/R	1,177,635
11,879	Total Hotels, Restaurants & Leisure				11,569,465
	Household Durables – 0.5% (0.3% of Total Investments)
2,000	AOT Bedding Super Holdings LLC, Term Loan B	4.172%	8/29/19	B+	2,002,084
	Household Products – 0.7% (0.5% of Total Investments)
2,831	Spectrum Brands, Inc., Term Loan	5.018%	6/17/16	Ba3	2,841,693
	Independent Power Producers & Energy Traders – 0.4% (0.3% of Total Investments)
1,500	Equipower Resources Holdings LLC, Term Loan, Second Lien	10.000%	6/19/19	BB	1,529,374
	Industrial Conglomerates – 0.6% (0.4% of Total Investments)
420	Evertec, Inc., Term Loan	5.500%	9/30/16	BB-	420,546
1,965	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	1,940,499
2,385	Total Industrial Conglomerates				2,361,045
	Insurance – 0.6% (0.4% of Total Investments)
2,500	Vantage Drilling Company, Term Loan B, WI/DD	TBD	TBD	B-	2,427,082
	Internet Software & Services – 4.1% (2.8% of Total Investments)
2,236	Go Daddy Group Inc, First Lien Term Loan	5.500%	12/17/18	Ba3	2,230,019
745	Open Solutions, Inc., Term Loan B	2.435%	1/23/14	B+	720,040
2,000	Sabre, Inc., Incremental Term Loan	7.250%	12/29/17	B1	2,024,166
2,386	Sabre, Inc., Extended Term Loan, First Lien	5.962%	9/30/17	B1	2,376,263
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC+	2,050,000
2,925	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	2,957,996
3,797	WebCom Group Inc., First Lien	11.000%	10/27/18	Ba3	3,801,412
16,089	Total Internet Software & Services				16,159,896
	IT Services – 4.1% (2.8% of Total Investments)
4,086	First Data Corporation, Extended Term Loan B	5.211%	3/24/17	B+	4,044,520
2,753	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	2,487,191
750	Genpact International, Inc., Term Loan	4.250%	8/30/19	BB+	752,812
1,425	Sabre, Inc., New Extended Term Loan	5.962%	12/29/17	B1	1,419,653
1,602	VFH Parent LLC, Term Loan	7.500%	7/08/16	Ba1	1,615,802
923	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	951,922
4,788	Zayo Group LLC, Term Loan B	5.250%	7/02/19	B1	4,823,910
16,327	Total IT Services				16,095,810
	Leisure Equipment & Products – 1.2% (0.8% of Total Investments)
3,150	Academy, Ltd., Term Loan	6.000%	8/03/18	B	3,159,551
1,681	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,694,039
4,831	Total Leisure Equipment & Products				4,853,590
	Machinery – 0.8% (0.5% of Total Investments)
1,250	Navistar International Corporation, Term Loan B	7.000%	8/16/17	Ba2	1,260,156
1,787	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	1,801,015
3,037	Total Machinery				3,061,171
	Media – 9.3% (6.3% of Total Investments)
1,107	Atlantic Broadband Finance LLC, Term Loan B, WI/DD	TBD	TBD	Ba3	1,119,763
3,884	Cengage Learning Inc., Term Loan B	5.720%	7/04/17	B	3,553,445
2,529	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	2,547,336
3,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	3,045,750
1,000	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B+	1,015,000
2,000	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	2,000,000
3,455	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	3,481,287
2,513	Tribune Company, Term Loan B, (5)	0.000%	6/04/14	Ca	1,930,552
8,600	Univision Communications, Inc., Term Loan	4.462%	3/31/17	B+	8,439,061
2,143	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	2,158,928
6,584	WideOpenWest Finance LLC, Term Loan B, DD1	6.250%	7/12/18	B1	6,654,569
3,050	Yell Group PLC, Term Loan, (5)	4.459%	7/31/14	N/R	579,414
39,865	Total Media				36,525,105
	Metals & Mining – 1.0% (0.7% of Total Investments)
3,875	Fortescue Metals Group Term Loan B, WI/DD	TBD	TBD	BBB-	3,865,312
	Multiline Retail – 0.5% (0.4% of Total Investments)
1,128	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	1,142,801
931	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	940,761
2,059	Total Multiline Retail				2,083,562
	Oil, Gas & Consumable Fuels – 4.6% (3.2% of Total Investments)
655	Alon USA Energy, Inc., Edgington Facility	4.500%	8/05/13	B+	651,684
5,236	Alon USA Energy, Inc., Paramount Facility	4.500%	8/05/13	B+	5,213,334
992	CCS Income Trust, Delayed Term Loan	3.212%	11/14/14	B	977,236
2,872	CCS Income Trust, Term Loan	3.212%	11/14/14	B1	2,828,184
1,461	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	1,483,296
1,650	Everest Acquisition LLC Term Loan	0.425%	5/24/18	Ba3	1,664,953
748	Gibson Energy ULC, Term Loan B	4.750%	5/18/18	BB-	757,057
3,000	Plains Exploration and Production Company, Term Loan, WI/DD	TBD	TBD	Ba1	3,017,412
1,667	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B+	1,684,115
18,281	Total Oil, Gas & Consumable Fuels				18,277,271
	Paper & Forest Products – 0.9% (0.6% of Total Investments)
3,642	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	Caa1	3,587,285
	Personal Products – 0.3% (0.2% of Total Investments)
1,330	Prestige Brands, Inc., Term Loan 1	5.278%	1/27/19	BB-	1,346,521
	Pharmaceuticals – 8.4% (5.7% of Total Investments)
1,000	Bausch & Lomb, Inc., Delayed Draw, Term Loan	4.750%	9/30/15	B+	1,010,000
5,985	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	6,059,812
2,168	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	2,184,589
1,500	Generic Drug Holdings, Inc., Term Loan B, WI/DD	TBD	TBD	B+	1,508,750
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	93,750
180	Graceway Pharmaceuticals LLC, Term Loan, (5)	0.000%	5/03/12	N/R	209,106
2,292	Par Pharmaceutical Companies, Inc., Term Loan B	5.000%	9/28/19	B+	2,290,645
3,970	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	Ba3	4,023,349
3,950	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	3,982,588
3,142	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D	4.250%	2/13/19	BBB-	3,159,407
982	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	987,148
2,586	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	2,599,406
1,293	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	1,299,703
1,778	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	1,787,092
1,667	Warner Chilcott Corporation, Term Loan B4	3.261%	8/15/17	BBB-	1,667,708
333	Warner Chilcott Corporation, Term Loan B5	3.261%	8/20/17	BBB-	333,542
35,951	Total Pharmaceuticals				33,196,595
	Real Estate Investment Trust – 1.4% (0.9% of Total Investments)
3,500	iStar Financial, Inc., Term Loan	5.750%	10/15/17	BB-	3,501,642
1,913	Walter Investment Management Corporation, Term Loan, First Lien	7.750%	6/30/16	B+	1,924,453
5,413	Total Real Estate Investment Trust				5,426,095
	Real Estate Management & Development – 3.3% (2.2% of Total Investments)
5,540	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	5,590,279
2,500	Homeward Residential Holdings, Inc., Initial Term Loan	8.250%	8/08/17	B+	2,517,188
1,268	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,272,382
3,457	Realogy Corporation, Delayed Term Loan	4.464%	10/10/16	B+	3,454,794
12,765	Total Real Estate Management & Development				12,834,643
	Road & Rail – 1.3% (0.9% of Total Investments)
5,279	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	5,322,103
	Semiconductors & Equipment – 1.0% (0.7% of Total Investments)
2,950	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	2,996,771
973	Spansion LLC, Term Loan	4.750%	2/09/15	BB+	983,488
3,923	Total Semiconductors & Equipment				3,980,259
	Software – 10.5% (7.2% of Total Investments)
5,888	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	5,955,206
5,010	BlackBoard, Inc., Term Loan, First Lien	7.500%	10/04/18	B+	5,055,165
2,656	DataTel Inc., Term Loan B	6.250%	7/19/18	B+	2,696,934
1,000	Deltek, Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	1,011,667
11,097	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	11,230,698
3,380	IPC Systems, Inc., Term Loan, First Lien	7.750%	7/31/17	B-	3,261,276
4,000	IPC Systems, Inc., Term Loan, Second Lien	5.462%	6/01/15	CCC	3,460,000
4,750	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	4,770,781
3,503	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB-	3,548,216
362	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB-	366,490
41,646	Total Software				41,356,433
	Specialty Retail – 2.6% (1.8% of Total Investments)
1,375	Collective Brands Inc., Term Loan B	7.250%	10/09/19	B1	1,384,453
2,820	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	2,824,713
496	Lord & Taylor Holdings LLC, Term Loan	5.750%	1/11/19	BB	500,113
2,313	Party City Corporation, Term Loan	5.750%	7/27/19	B1	2,337,648
1,437	Toys “R” Us - Delaware Inc., Term Loan	5.250%	5/17/18	B+	1,410,175
1,710	Toys “R” Us - Delaware Inc., Term Loan B	6.000%	9/01/16	B+	1,707,149
10,151	Total Specialty Retail				10,164,251
	Textiles, Apparel & Luxury Goods – 0.5% (0.3% of Total Investments)
2,000	Wolverine World Wide, Inc., Term Loan B, WI/DD	TBD	TBD	BB	2,023,750
	Wireless Telecommunication Services – 3.7% (2.6% of Total Investments)
4,569	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	BB-	4,607,030
8,736	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.862%	1/29/16	CCC+	7,258,036
2,000	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,966,250
934	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	936,670
16,239	Total Wireless Telecommunication Services				14,767,986
$465,596	Total Variable Rate Senior Loan Interests (cost $452,518,565)				455,338,875

Shares	Description (1)				Value
	Common Stocks – 2.7% (1.8% of Total Investments)
	Building Products – 1.1% (0.7% of Total Investments)
124,402	Masonite Worldwide Holdings, (6), (11)				$4,416,271
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (6), (11)				578,064
	Media – 1.5% (1.0% of Total Investments)
182,499	Metro-Goldwyn-Mayer, (6), (11)				5,754,430
	Total Common Stocks (cost $16,996,423)				10,748,765

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.4% (0.3% of Total Investments)
	Communications Equipment – 0.4% (0.3% of Total Investments)
$550	Nortel Networks Corp., (5)	1.750%	4/15/13	N/R	$550,688
1,000	Nortel Networks Corp., (5)	2.125%	4/15/14	D	1,000,000
$1,550	Total Convertible Bonds (cost $1,307,500)				1,550,688

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 14.4% (9.8% of Total Investments)
	Commercial Services & Supplies – 0.1% (0.1% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$487,500
	Communications Equipment – 1.0% (0.7% of Total Investments)
1,000	Avaya Inc.	10.125%	11/01/15	CCC+	887,500
1,750	Avaya Inc.	9.750%	11/01/15	CCC+	1,557,500
1,000	Nortel Networks Limited, (5)	9.003%	7/15/13	N/R	1,050,000
450	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	502,875
4,200	Total Communications Equipment				3,997,875
	Distributors – 0.3% (0.2% of Total Investments)
1,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	1,100,000
	Diversified Telecommunication Services – 0.8% (0.5% of Total Investments)
1,500	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	1,578,750
1,500	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	1,575,000
3,000	Total Diversified Telecommunication Services				3,153,750
	Health Care Equipment & Supplies – 1.8% (1.2% of Total Investments)
2,450	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,609,250
2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,681,250
1,750	Rotech Healthcare Inc.	10.750%	10/15/15	B3	1,706,250
6,700	Total Health Care Equipment & Supplies				6,996,750
	Health Care Providers & Services – 2.5% (1.7% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	B3	2,020,000
2,750	HCA Inc., (7)	8.500%	4/15/19	BB+	3,090,313
1,000	LifeCare Holdings Inc.	9.250%	8/15/13	C	360,000
250	Rotech Healthcare Inc.	10.500%	3/15/18	CCC-	143,125
3,000	Select Medical Corporation	6.494%	9/15/15	B-	2,985,000
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,072,500
10,000	Total Health Care Providers & Services				9,670,938
	Household Products – 0.8% (0.5% of Total Investments)
2,750	Sprectum Brands Inc.	9.500%	6/15/18	Ba3	3,086,875
	IT Services – 0.8% (0.6% of Total Investments)
2,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	2,070,000
1,228	First Data Corporation	10.550%	9/24/15	B-	1,258,995
3,228	Total IT Services				3,328,995
	Machinery – 0.5% (0.3% of Total Investments)
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	2,005,000
	Media – 3.2% (2.2% of Total Investments)
2,000	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	1,800,000
5,500	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	5,142,500
3,750	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	2,775,000
3,600	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	2,250,000
400	WMG Acquisition Group	11.500%	10/01/18	B-	451,000
15,250	Total Media				12,418,500
	Metals & Mining – 0.4% (0.3% of Total Investments)
1,750	Molycorp Inc., 144A	10.000%	6/01/20	B3	1,684,375
	Multiline Retail – 0.1% (0.1% of Total Investments)
500	Number Merger Sub Inc., 144A	11.000%	12/15/19	Caa1	567,500
	Pharmaceuticals – 0.8% (0.6% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,152,500
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	1,082,500
3,000	Total Pharmaceuticals				3,235,000
	Road & Rail – 0.5% (0.3% of Total Investments)
2,000	Avis Budget Car Rental	2.967%	5/15/14	B+	1,997,500
	Software – 0.8% (0.5% of Total Investments)
850	Infor Us Inc.	11.500%	7/15/18	B-	983,875
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,071,875
2,725	Total Software				3,055,750
$58,603	Total Corporate Bonds (cost $53,534,164)				56,786,308

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 6.3% (4.3% of Total Investments)
$800	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14, WI/DD	1.000%	11/20/24	N/R	$721,760
2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	6.314%	7/20/23	BB	2,267,825
1,300	Dryden Senior Loan Fund 2012-24A	5.117%	11/15/23	N/R	1,260,090
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.740%	1/15/23	BB	1,326,312
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.934%	11/22/22	BB	1,403,441
2,000	LCM Limited Partnership, Collateralized Loan Obligations, 144A	6.084%	4/15/22	BB	1,882,632
1,200	LCM Limited Partnership, Collateralized Loan Obligations, 144A	4.934%	4/15/22	BBB	1,175,168
1,500	LCM Limited Partnership, Collateralized Loan Obligations	5.471%	4/19/22	BB	1,347,056
1,800	LCM Limited Partneship Series 2012A, 144A	6.159%	10/19/22	BB	1,656,412
1,500	Madoson Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.669%	4/22/22	BB	1,381,650
1,000	Madoson Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	4.669%	4/22/22	BBB	976,261
1,200	Magnetite IV CLO Limited, Series 2012-6A E, 144A	6.162%	9/15/23	BB	1,121,501
2,240	Oak Hill Credit Partners, Series 2012-7A, WI/DD	1.000%	11/20/23	N/R	1,999,016
2,000	Race Point Collateralized Loan Obkigation Series 2012-7A, 144A	1.000%	11/08/24	N/R	1,791,448
2,500	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	6.889%	12/15/22	BB	2,498,753
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.931%	5/24/23	BB	1,852,661
$26,540	Total Asset-Backed Securities (cost $22,843,014)				24,661,986

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 7.3% (5.0% of Total Investments)
$28,919	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/12, repurchase price $28,919,079, collateralized by $27,960,000 U.S. Treasury Notes, 2.500%, due 3/31/15, value $29,497,800	0.010%	11/01/12		$28,919,071
	Total Short-Term Investments (cost $28,919,071)				28,919,071
	Total Investments (cost $576,118,737) – 146.5%				578,005,693
	Borrowings – (40.5)% (8), (9)				(159,900,000)
	Other Assets Less Liabilities – (6.0)% (10)				(23,555,927)
	Net Assets Applicable to Common Shares – 100%				$394,549,766

Investments in Derivatives at October 31, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation) (10)
Goldman Sachs	$29,317,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$ (461,478)
Morgan Stanley	29,317,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(1,778,650)
							$ (2,240,128)

*Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests		$–	$455,338,875	$–	$455,338,875
Common Stocks		–	10,748,765	–	10,748,765
Convertible Bonds		–	1,550,688	–	1,550,688
Corporate Bonds		–	56,786,308	–	56,786,308
Asset-Backed Securities		–	24,661,986	–	24,661,986
Short-Term Investments:
Repurchase Agreements		–	28,919,071	–	28,919,071
Derivatives:
Interest Rate Swaps**		–	(2,240,128)	–	(2,240,128)
Total		$–	$575,765,565	$–	$575,765,565

* Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$(2,240,128)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions, and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments (excluding investments in derivatives), was $576,391,232.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at October 31, 2012, were as follows:

Gross unrealized:
Appreciation					$18,068,862
Depreciation					(16,454,401)
Net unrealized appreciation (depreciation) of investments					$1,614,461

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

	Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)

At or subsequent to the end of the reporting period, this security is non-income producing.  Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(7)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.
(8)	Borrowings as a percentage of Total Investments is 27.7%.
(9)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(10)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.
(11)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
N/R	Not rated.
N/A	Not applicable.
DD1	Investment or portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2012